Debt and Credit Agreements (Tables)	12 Months Ended
Dec. 31, 2012
Debt Profile

DEBT PROFILE

PRINCIPAL AMOUNT BY EXPECTED MATURITY	2013	2014	2015	2016	2017	Thereafter	Total long-term	Total
U.S. private placement notes (incl. DRD1)) (Weighted average interest rate 4.6%)2)	$—	$125.0	$—	$—	$105.0	$60.0	$290.0	$290.0
Overdraft/Other short-term debt (incl. DRD1)) (Weighted average interest rate 3.7%)	60.3	—	—	—	—	—	—	60.3
Notes issued as a part of Equity units3) (Interest rate 3.9%)	—	107.6	—	—	—	—	107.6	107.6
Medium-term notes (Weighted average interest rate 2.4%)	—	—	—	—	99.8	—	99.8	99.8
Other long-term loans, incl. current portion4) (Weighted average interest rate 8.0%)	9.5	47.6	2.1	—	—	—	49.7	59.2

Total debt as cash flow, (incl. DRD1))	$69.8	$280.2	$2.1	$—	$204.8	$60.0	$547.1	$616.9

DRD adjustment	—	—	—	—	—	15.8	15.8	15.8

Total debt as reported	$69.8	$280.2	$2.1	$—	$204.8	$75.8	$562.9	$632.7

1)	Debt Related Derivatives (DRD), i.e. the fair value adjustments associated with hedging instruments as adjustments to the carrying value of the underlying debt. 2) Interest rates will change as roll-overs occur prior to final maturity. 3) Repriced in 2012, final maturity in 2014. 4) Primarily external BRL and JPY loans drawn locally.